CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents	$ 118,734
Accounts receivable, net	628,480
Prepaids and other current assets	79,920
Total current assets	827,134
Fixed assets, net	3,657
Total assets	830,791
Current liabilities
Accounts payable and accrued liabilities	1,824,408
Deferred revenue	802,524
Due to related party	$ 338,506
Due to related party, extensible enumeration	Related Party [Member]	Related Party [Member]
Total liabilities	$ 4,243,438
Commitments and contingencies (Note 4)
Stockholders' deficit
Common stock, value issued	464
Additional paid in capital	6,027,153
Accumulated deficit	(9,114,985)
Non-controlling interest	(325,279)
Total stockholders' equity (deficit)	(3,412,647)	$ (2,033)
Total liabilities and stockholders' equity (deficit)	830,791
VSee Lab, Inc
Cash and cash equivalents	118,734	230,664
Accounts receivable, net	628,480	389,453
Prepaids and other current assets	79,920	139,661
Total current assets	827,134	759,778
Fixed assets, net	3,657
Deferred tax asset		1,852,826
Total assets	830,791	2,612,604
Current liabilities
Accounts payable and accrued liabilities	1,824,408	721,089
Deferred revenue	802,524	956,561
Due to related party	$ 338,506	$ 146,322
Due to related party, extensible enumeration	Related Party [Member]	Related Party [Member]
Due on share purchase	$ 135,000
Embedded derivative		$ 273,534
Contingent liability	600,000
Loan payable, related party, net of discount	323,000	110,000
Note payable, net of discount	220,000	407,131
Total liabilities	4,243,438	2,614,637
Commitments and contingencies (Note 4)
Stockholders' deficit
Common stock, value issued	1,000	1,000
Additional paid in capital	6,026,457	6,026,457
Accumulated deficit	(9,114,985)	(5,666,895)
Non-controlling interest	(325,279)	(362,755)
Total stockholders' equity (deficit)	(3,412,647)	(2,033)
Total liabilities and stockholders' equity (deficit)	830,791	2,612,604
VSee Lab, Inc | Series A Preferred Stock
Stockholders' deficit
Preferred stock	37	37
VSee Lab, Inc | Series A-1 Preferred Stock
Stockholders' deficit
Preferred stock	$ 123	$ 123